Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 9, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of DWS Core Equity VIP (the “Fund”), a series of DWS Variable Series I (the “Trust”) (Reg. Nos. 002-96461, 811-04257)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 56 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on July 12, 2013. No fees are required in connection with this filing.

The Amendment contains disclosure reflecting prospective changes to the Fund’s principal investment strategy and reflects the prospective termination of QS Investors, LLC as a subadvisor for the Fund.

  The Amendment has been electronically coded to show changes from the Fund’s Prospectuses and Statement of Additional Information filed with the Commission on April 24, 2013 in Post-Effective Amendment No. 55 for the Trust.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

                     /s/Caroline Pearson

Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray